RELATED PARTY TRANSACTIONS - Trade Payables (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Transactions with related parties
Trade payables (Note 17)	Rp 2,157	Rp 2,242
Total trade payables	Rp 2,157	Rp 2,242
% of total liabilities	1.71%	1.91%
Ministry of Finance
Transactions with related parties
Trade payables (Note 17)	Rp 1	Rp 5
% of total liabilities	0.00%	0.00%
Entities under common control
Transactions with related parties
Trade payables (Note 17)	Rp 1,613	Rp 1,698
% of total liabilities	1.28%	1.45%
MoCI
Transactions with related parties
Trade payables (Note 17)	Rp 1,204	Rp 1,374
% of total liabilities	0.96%	1.17%
Indosat
Transactions with related parties
Trade payables (Note 17)	Rp 31	Rp 68
% of total liabilities	0.02%	0.06%
Others (each below Rp75 billion)
Transactions with related parties
Trade payables (Note 17)	Rp 378	Rp 256
% of total liabilities	0.30%	0.22%
Others (each below Rp75 billion)
Transactions with related parties
Trade payables (Note 17)	Rp 470	Rp 462
% of total liabilities	0.37%	0.39%
Kopegtel
Transactions with related parties
Trade payables (Note 17)	Rp 307	Rp 269
% of total liabilities	0.24%	0.23%
Others
Transactions with related parties
Trade payables (Note 17)	Rp 163	Rp 193
% of total liabilities	0.13%	0.16%
Associates
Transactions with related parties
Trade payables (Note 17)	Rp 73	Rp 77
% of total liabilities	0.06%	0.07%